Vessels Under Construction - Construction in Progress Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress balance, beginning period	$ 137,917
Capitalized interest	4,200	$ 6,300	$ 5,600
Construction in progress balance, period end	55,376	137,917
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress balance, beginning period	137,917	132,218
Installment payments and other capitalized expenses	252,977	106,034
Capitalized interest	4,194	6,274
Transferred to operating vessels and drydock	(339,712)	(106,609)
Construction in progress balance, period end	$ 55,376	$ 137,917	$ 132,218